Fair Value Measurements - Schedule of Fair Value Hierarchy of Valuation Techniques (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities:
Derivative warrant liabilities	$ 30,885,000	$ 16,905,000
Fair Value, Inputs, Level 1 | Recurring
Assets:
Investments held in Trust Account	275,033,543	275,000,000
Liabilities:
Derivative warrant liabilities	14,300,000
Fair Value, Inputs, Level 3
Liabilities:
Derivative warrant liabilities		16,905,000
Fair Value, Inputs, Level 3 | Recurring
Liabilities:
Derivative warrant liabilities	16,585,000	16,905,000
A Place For Rover INC
Cash equivalents:
Money market fund		37,854,000	$ 15,088,000
Investments:
Investments		37,854,000
Total			51,221,000
A Place For Rover INC | Recurring
Cash equivalents:
Money market fund	37,857,000	37,854,000
A Place For Rover INC | Commercial Paper
Investments:
Investments			6,032,000
A Place For Rover INC | Corporate Debt Securities
Investments:
Investments			19,323,000
A Place For Rover INC | Asset-backed Securities
Investments:
Investments			660,000
A Place For Rover INC | Certificates of Deposit
Investments:
Investments			10,118,000
A Place For Rover INC | Fair Value, Inputs, Level 1
Cash equivalents:
Money market fund		37,854,000	15,088,000
Investments:
Investments		37,854,000
Total			15,088,000
A Place For Rover INC | Fair Value, Inputs, Level 1 | Recurring
Cash equivalents:
Money market fund	$ 37,857,000	$ 37,854,000
A Place For Rover INC | Fair Value, Inputs, Level 2
Investments:
Total			36,133,000
A Place For Rover INC | Fair Value, Inputs, Level 2 | Commercial Paper
Investments:
Investments			6,032,000
A Place For Rover INC | Fair Value, Inputs, Level 2 | Corporate Debt Securities
Investments:
Investments			19,323,000
A Place For Rover INC | Fair Value, Inputs, Level 2 | Asset-backed Securities
Investments:
Investments			660,000
A Place For Rover INC | Fair Value, Inputs, Level 2 | Certificates of Deposit
Investments:
Investments			$ 10,118,000